Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Deferred Tax Assets Abstract
Start-up costs	$ 332,019	$ 80,282
Federal net operating loss		36,498
Total deferred tax asset	332,019	116,781
Valuation allowance	(332,019)	(116,781)
Deferred tax asset, net of allowance